Loans receivable (Details 4) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Loans Receivable Details [Abstract]
Allowance for loan losses, Beginning	$ 16,020	$ 15,409
Derecognition of allowance associated with loan sale	(2,131)
Provision for loan losses	9,451	19,899
Charge offs	(14,454)	(19,288)
Allowance for loan losses, Ending	$ 8,886	$ 16,020